Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Bank deposits	1,631,861	2,541,783	36,752
Term deposits	6,714,665	7,995,798	115,613
Total	8,346,526	10,537,581	152,365